Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements Inputs	May 31, 2024
Redemption Price [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line items]
Fair Value Measurement Inputs	10.61
Stock Price [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line items]
Fair Value Measurement Inputs	0.8
Volatility [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line items]
Fair Value Measurement Inputs	53
Term (years) [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line items]
Fair Value Measurement Inputs	2.18
Risk-free rate [Member]
Schedule of Level 3 Fair Value Measurements Inputs [Line items]
Fair Value Measurement Inputs	4.51